Commitments & Contingencies	6 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

13.	COMMITMENTS & CONTINGENCIES

Capital commitments

The Company entered into a contract with a general contractor for $1,174,338 (RMB 8,000,000) to perform improvements to an event and meeting space at a new building in the Yuehuangshan South Fund Village Area of Hangzhou. As of September 30, 2020, the Company had prepaid $1,043,102 (RMB 7,000,000) and under the terms of the contract, is required to pay an additional $671,075 (RMB 1,000,000). The prepayments have been expensed to the Company's result of operations and have been classified as promotional expenses during the year ended March 31, 2019.

Risk, Uncertainties, and Contingencies

The Company has cash balances held at financial institutions located in China, PRC which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

Customer accounts typically are collected within a short period of time, and based on its assessment of current conditions and its experience collecting such receivables, management believes it has no significant risk related to its concentration within its accounts receivable.

The Company is incorporated in the Cayman Islands and considered as a foreign entity under PRC laws. Due to the restrictions on foreign investment and ownership on the business related to Internet content provision, telecom value-added services, financial services and others, the Company conducts its business through various contractual arrangements with its VIE that are generally owned and controlled by certain management members or founders of the Company. The VIE holds the licenses and approvals that are essential for its business operations in the PRC and the Company has entered into various agreements with the VIE and its equity holders such that the Company has the right to benefit from the VIE's licenses and approvals and generally has control of the VIE. In the Company's opinion, the current ownership structure and the contractual arrangements with the VIE and their equity holders as well as the operations of the VIE are in substantial compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws, rules and regulations. Accordingly, the Company gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIE and its equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company's ability to conduct its business could be impacted and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIE.

The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to operate or invest in online and mobile commerce or other Internet related businesses, representing the principal services provided by the Company, in the PRC. The information and technology industries are highly regulated. Restrictions are currently in place or are unclear regarding what specific segments of these industries foreign owned enterprises, like the Company, may operate. If new or more extensive restrictions were imposed on the segments in which the Company is permitted to operate, the Company could be required to sell or cease to operate or invest in some or all of its current businesses in the PRC.

The Company's sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Company's assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China. Remittances in currencies other than RMB by the Company in the PRC must be processed through the People's Bank of China or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to affect the remittance. If such foreign exchange control system prevents the Company from obtaining sufficient foreign currencies to satisfy its currency demands, the Company may not be able to pay dividends in foreign currencies and the Company's ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

The securities financing industry is heavily regulated by the PRC government. Various regulatory authorities of the PRC central government, such as the China Securities Regulatory Commission (the "CSRC"), State Administration for Industry and Commerce (the "SAIC"), the China Banking Regulatory Commission (the "CBRC"), the State Administration of Foreign Exchange (the "SAFE"), the State Administration of Taxation (the "SAT"), and the Supreme People's Court (the "SPC") have the authority to issue and implement regulations governing various aspects of the securities offerings. The Company suspended its crowdfunding platform business on September 30, 2018 and it has not generated revenue from such business since then.

The Company has acted on behalf of one of its clients as part of an agent agreement to enter into various third-party suppliers' and customers' agreements. If any dispute is to be arose and unresolved between the client, third party suppliers, third-party customers, and the Company, the Company may be subject to potential obligation or held responsible for certain actions.

The Company has engaged third-party agents to collect and disburse certain cash which are held by the third-party agent as an escrow without insurance. Accordingly, the Company has a credit risk related to these uninsured deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area. If any dispute is to be arose and unresolved between the escrow agent, third-party suppliers, third-party customers, and the Company, the Company may be subject to potential obligation or held responsible for certain losses.